NB Crossroads Private Markets Fund V (TE) LP (the “TE Fund”) invests substantially all of its assets in NB Crossroads Private Markets Fund V Holdings LP (the “Master Fund”) through its consolidated subsidiary, NB Crossroads Private Markets Fund V (Offshore), Client LP. The percentage of the Master Fund’s partners’ capital owned by the TE Fund at June 30, 2023, was 29.89%. The TE Fund has included the Master Fund’s schedule of investments as of June 30, 2023, below. The Master Fund’s schedule of investments was also filed on Form NPORT-EX with the Securities and Exchange Commission on August 29, 2023.

NB Crossroads Private Markets Fund V Holdings LP

Schedule of Investments

June 30, 2023 (Unaudited)

Investments / Co-investments (A),(B),(D)	Acquisition Type	Acquisition Dates (C)	Geographic Region (E)	Cost	Fair Value
Large-cap Buyout (25.36%)
Advent International GPE IX Limited Partnership	Primary	10/2019-05/2023	North America	$10,357,765	$15,561,212
EQT VIII Co-Investment (H) SCSp	Co-Investment	09/2019	North America	-	16,769
Green Equity Investors, VIII, L.P.	Primary	12/2020-06/2023	North America	10,641,007	12,423,906
H&F Unite Partners, L.P.	Co-Investment	05/2019	North America	1,252,070	2,090,798
Hellman & Friedman Capital Partners IX, L.P.	Primary	04/2020-06/2022	North America	6,288,479	8,874,920
KKR Ascend Co-Invest L.P.	Co-Investment	05/2019	North America	2,600,000	3,403,636
KKR Banff Co-Investment L.P.	Co-Investment	10/2018	North America	2,250,000	4,500,001
KKR European Fund V (USD) SCSp	Primary	01/2020-08/2022	Europe	8,215,572	9,690,976
KKR Parrot Co-Invest, L.P.	Co-Investment	12/2019	Australia	3,300,000	6,292,878
KKR Precise Co-Invest L.P.	Co-Investment	05/2019	Europe	3,604,012	11,575,526
NB Bluebird S.à.r.l. (F)	Co-Investment	11/2019	Europe	3,435,491	10,057,966
NB Horoscope Aggregator II LP	Co-Investment	06/2021	Europe	1,515,446	1,579,331
NB HUB Aggregator LP	Co-Investment	11/2018-12/2021	North America	1,520,046	3,013,801
PAI Strategic Partnerships SCSp	Secondary	12/2019-12/2020	Europe	4,644,119	8,324,883
TPG Healthcare Partners, L.P.	Primary	12/2019-06/2023	North America	714,988	930,788
TPG Partners VIII, L.P.	Primary	12/2019-06/2023	North America	3,297,326	5,223,002
Vertex Aggregator LP	Co-Investment	08/2018-09/2020	North America	1,238,944	1,339,769
				64,875,265	104,900,162
Small and Mid-cap Buyout (55.93%)
Ada Holdco LP	Co-Investment	10/2019-11/2019	North America	2,287,329	3,629,985
Advent Global Technology Limited Partnership	Primary	03/2020-05/2022	North America	11,460,000	14,095,691
AEA Investors Fund VII, L.P.	Primary	10/2019-05/2023	North America	10,099,048	10,952,736
Aquiline Financial Services Fund IV L.P.	Primary	12/2019-05/2023	North America	11,422,001	14,451,405
Aquiline Relation Co-Invest L.P.	Co-Investment	07/2019-10/2019	North America	1,701,611	3,899,333
ARL Holdings, LLC (F)	Co-Investment	04/2019-11/2019	North America	1,572,236	5,570,372
Arsenal Capital Partners Fund V LP	Primary	07/2019-03/2023	North America	9,478,009	12,051,400
Arsenal IO Co-Invest 1 LP	Co-Investment	07/2019-04/2021	North America	2,559,529	2,721,000
Athyrium ICH Holdings LP	Co-Investment	10/2019	North America	546,715	76,000
BRI Investments LLC (F)	Co-Investment	08/2019	North America	2,800,000	4,551,014
BU Adhesives Co-Investment III SCSP	Co-Investment	01/2019	Europe	-	27,940
Buzzard Midstream Infrastructure Co-Invest Pooling, L.P	Co-Investment	03/2019-11/2020	North America	4,090,325	4,640,986
Carlyle Prime Coinvestment, L.P.	Co-Investment	10/2019-04/2021	North America	1,298,672	1,445,786
CB Nike TopCo, LP (F)	Co-Investment	10/2019	Middle East	579,710	8,621,172
Charlesbank Technology Opportunities Fund, Limited Partnership	Primary	05/2020-09/2022	North America	6,759,963	17,773,050
Elm Bidco, L.P.	Co-Investment	02/2019-09/2020	North America	2,472,819	220,610
Holley Parent Holdings, LLC (F)	Co-Investment	10/2018	North America	-	1,444,000
Marmor Co-Investment, L.P.	Secondary	09/2019-01/2021	Europe	5,950,889	12,535,148
NB Mafalda S.a.r.l (F)	Co-Investment	07/2019	Europe	4,535,505	6,203,533
Oak Hill Capital Partners V, L.P.	Primary	12/2020-09/2022	North America	9,764,757	12,743,903
Oakley Capital IV-B SCSP	Primary	05/2019-03/2023	Europe	5,435,652	9,234,276
Plaskolite PPC Investor LLC	Co-Investment	12/2018	North America	1,400,000	1,043,132
Quadria Capital Fund II, L.P.	Primary	06/2019-04/2023	Asia	10,181,982	13,159,851
RCP Artemis Co-Invest, L.P.	Co-Investment	07/2019	North America	3,104,413	11,780,000
Rey de la Carne, L.P.	Co-Investment	11/2019-10/2020	North America	4,841,527	5,271,680
Rockbridge Portfolio Fund I L.P.	Secondary	12/2018-06/2021	North America	1,634,080	5,112,769
Solo Brands Inc.	Co-Investment	09/2019-02/2021	North America	-	177,941
Summit Partners Growth Equity Fund X-A, L.P.	Primary	03/2020-06/2023	North America	8,429,134	12,385,806
The Veritas Capital Fund VII, L.P.	Primary	09/2020-03/2023	North America	11,315,259	15,606,005
THL Equity Fund VIII Investors (Agiliti), L.P.	Co-Investment	01/2019	North America	3,346,924	9,280,472
THL Equity Fund VIII Investors (Automate), L.P.	Co-Investment	07/2019-11/2021	Europe	1,583,806	9,205,272
VB Target L.P. (F)	Co-Investment	01/2020	Asia	1,162,922	1,436,142
Wind Point Partners CV1, L.P.	Secondary	09/2018-12/2019	North America	17,914	6,108
				141,832,731	231,354,518

NB Crossroads Private Markets Fund V Holdings LP

Schedule of Investments

June 30, 2023 (Unaudited)

Investments / Co-investments (A),(B),(D)	Acquisition Type	Acquisition Dates (C)	Geographic Region (E)	Cost	Fair Value
Special Situations (5.42%)
American Industrial Partners Capital Fund VII, L.P.	Primary	10/2019-03/2023	North America	8,862,559	14,189,582
Amulet Capital OHPE Co-Invest, L.P.	Co-Investment	03/2019-10/2019	North America	142,214	28,997
Centerbridge Special Credit Partners, L.P.	Secondary	02/2019-06/2021	North America	335,781	100,000
Cerberus AIR Partners, L.P.	Co-Investment	02/2019	Europe	-	175,364
Dragon Co-Investment Partners, L.P.	Co-Investment	09/2019-03/2021	North America	51,603	454,266
East Private Investments, LLC (F)	Co-Investment	07/2019	North America	2,772,445	3,446,000
Verscend Intermediate Holding Corp. (F)	Co-Investment	08/2018	North America	3,973,874	4,037,625
				16,138,476	22,431,834
Venture Capital (13.14%)
3L Capital Fund I, LP	Primary	04/2019-09/2021	North America	4,505,333	10,559,444
GGV Capital VII L.P.	Primary	01/2019-07/2022	North America	3,697,143	5,081,201
GGV Capital VII Plus L.P.	Primary	05/2019-09/2021	North America	955,500	1,236,355
GGV Discovery Fund II, L.P.	Primary	01/2019-06/2023	North America	2,496,000	4,743,230
Level Equity Growth Partners IV, L.P.	Primary	11/2018-05/2023	North America	4,901,209	11,718,724
Lightspeed China Partners IV, L.P.	Primary	10/2019-05/2022	Asia	2,075,000	2,975,326
Lightspeed China Partners Select I, L.P.	Primary	04/2019-01/2023	Asia	1,896,922	2,729,004
TA XIII-A, L.P.	Primary	12/2019-05/2022	North America	9,524,317	15,322,923
				30,051,424	54,366,207

Short Term Investments				Cost	Fair Value
Money Market Fund (1.60%)
Morgan Stanley Institutional Liquidity Fund Government Portfolio				6,625,339	6,625,339
				6,625,339	6,625,339

Total Investments (cost $259,523,235) (101.45%)					419,678,060
Other Assets & Liabilities (Net) (-1.45%)					(6,049,045)
Partners' Capital - Net Assets (100.00%)					$413,629,015

(A)	Non-income producing securities, which are restricted as to public resale and illiquid.
(B)	Total cost of illiquid and restricted securities at June 30, 2023 aggregated $252,897,896. Total fair value of illiquid and restricted securities at June 30, 2023 was $413,052,721 or 99.85% of net assets.
(C)	Acquisition Dates cover from original investment date to the last acquisition date and is required disclosure for restricted securities only.
(D)	All percentages are calculated as fair value divided by the Master Fund's Partners' Capital - Net Assets.
(E)	Geographic Region is based on where a Portfolio Fund is headquartered and may be different from where the Portfolio Fund invests.
(F)	The fair value of the investment was determined using a significant unobservable input.

Valuation of Investments

NB Crossroads Private Markets Fund V Holdings LP the (“Master Fund”) computes its net asset value (“NAV”) as of the last business day of each fiscal quarter and at such other times as deemed appropriate by Neuberger Berman Investment Advisers LLC (“NBIA” or the “Registered Investment Adviser”) and NB Alternatives Advisers LLC (“NBAA” or the “Sub-Adviser” and together with NBIA, the “Adviser”) in accordance with valuation principles set forth below, or may be determined from time to time, pursuant to the valuation procedures (the “Procedures”) established by the Board of Directors of the registrant (the “Board”).

The Board has approved the Procedures pursuant to which the Master Fund values its interests in the Portfolio Funds and other investments. In December 2020, the Securities and Exchange Commission ("SEC") adopted Rule 2a-5 under the Investment Company Act, which establishes requirements for determining fair value in good faith for purposes of the Investment Company Act, including related oversight and reporting requirements. Effective as of the compliance date of September 8, 2022, the Board approved changes to the Procedures to comply with Rule 2a-5 and designated NBIA as the Master Fund’s valuation designee (as defined in the rule). The valuation designee, with assistance from NBAA, is responsible for determining fair value in good faith for any and all Fund investments, subject to oversight by the Board.

It is expected that most of the Portfolio Funds in which the Master Fund invests will meet the criteria set forth under the Financial Accounting Standards Board (“FASB”) ASC Topic 820, Fair Value Measurement (“ASC 820”) permitting the use of the practical expedient to determine the fair value of the Portfolio Fund investments. ASC 820 provides that, in valuing alternative investments that do not have quoted market prices but calculate NAV per share or equivalent, an investor may determine fair value by using the NAV reported to the investor by the underlying investment. To the extent ASC 820 is applicable to a Portfolio Fund, the Adviser generally will value the Master Fund’s investment in the Portfolio Fund based primarily upon the value reported to the Master Fund by the Portfolio Fund or the lead investor of a direct co-investment as of each quarter-end, determined by the Portfolio Fund in accordance with its own valuation policies.

ASC 820-10 establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). ASC 820 provides three levels of the fair value hierarchy as follows:

Level 1	Unadjusted quoted prices in active markets for identical assets or liabilities that the Master Fund has the ability to access;

Level 2	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data;

Level 3	Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Master Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

Most Portfolio Funds are structured as closed-end, commitment-based private investment funds to which the Master Fund commits a specified amount of capital upon inception of the Portfolio Fund (i.e., committed capital) which is then drawn down over a specified period of the Portfolio Fund's life. Such Portfolio Funds generally do not provide redemption options for investors and, subsequent to final closing, do not permit subscriptions by new or existing investors. Accordingly, the Master Fund generally holds interests in Portfolio Funds for which there is no active market, although, in some situations, a transaction may occur in the “secondary market” where an investor purchases a limited partner’s existing interest and remaining commitment.

Assumptions used by the Adviser due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Master Fund's results of operations and financial condition.

The following table presents the investments carried on the Statement of Assets, Liabilities and Partners’ Capital – Net Assets by level within valuation hierarchy as of June 30, 2023:

	Level 1	Level 2	Level 3	Net Asset Value	Total
Assets:
Large-cap Buyout	$-	$-	$10,057,966	$94,842,196	$104,900,162
Small and Mid-cap Buyout	177,941	-	27,826,233	203,350,344	231,354,518
Special Situations	-	-	7,483,625	14,948,209	22,431,834
Venture	-	-	-	54,366,207	54,366,207
Money Market Fund	6,625,339	-	-	-	6,625,339
Total	$6,803,280	$-	$45,367,824	$367,506,956	$419,678,060

Significant Unobservable Inputs

As of June 30, 2023, the Master Fund had investments valued at $419,678,060. The fair value of investments valued at $367,506,956 in the Master Fund's Schedule of Investments have been valued at the unadjusted NAV reported by the managers of the investments.

The classification of an investment within Level 3 is based upon the significance of the unobservable inputs to the overall fair value measurement. The following table summarizes the valuation methodologies and inputs used for investments categorized in Level 3 as of June 30, 2023:

			Unobservable Inputs
Investments	Fair Value 06/30/2023	Valuation Methodologies	Variable	Value/Range	Weighted Average[1]
Large-cap Buyout	$10,057,966	Market Comparables	LTM EBITDA	17.0x	N/A

Small and Mid-cap Buyout	26,382,233	Market Comparables	LTM EBITDA	9.5x - 16.2x	12.6x

Small and Mid-cap Buyout	1,444,000	Recent transactional value	N/A	N/A	N/A

Special Situations	4,037,625	Market Comparables	LTM EBITDA	15.8x	N/A

Special Situations	3,446,000	Market Comparables	LTM Net Revenue	2.7x	N/A

Total	$45,367,824

1 Inputs weighted based on fair value of investments in range.

During the period ended June 30, 2023, purchases and sales from Level 3 investments were as follows:

Purchases	Sales
$-	$-

During the period ended June 30, 2023, unrealized appreciation (depreciation) and realized gains from Level 3 investments were $1,799,068 and $0, respectively.

The Master Fund recognizes transfers into and out of the levels indicated above at the end of the reporting period. There were no transfers into or out of Level 3 during the period ended June 30, 2023.

The estimated remaining life of the Master Fund’s Portfolio Funds as of June 30, 2023 is one to nine years, with the possibility of extensions by each of the Portfolio Funds.